BONDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Bonds Payable [Abstract]
Schedule of weighted average assumptions of bonds payable
	2020	2019
Share price at date of grant	—	$0.09
Exercise price	—	$0.09
Expected life	—	2 years
Expected volatility	—	76.65%
Risk free interest rate	—	1.68%
Expected dividend yield	—	0%
Expected forfeiture rate	—	0%